Shareholders’ Equity - Schedule of Composition of Shareholders' Equity (Parentheticals) (Details) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2023
Schedule of Composition of Shareholders Equity [Abstract]
Ordinary Shares, par value (in New Shekels per share)	₪ 0.05	₪ 0.05	₪ 0.05